Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
Intangible Assets

9. INTANGIBLE ASSETS

As of June 30, 2012 and December 31, 2011, Intangible Assets consists of:

	June 30, 2012	December 31, 2011

Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$688,407	$492,147
Accumulated Amortization	(152,440)	(112,568)
	$535,967	$379,579

Intangible assets not subject to amortization
Trademarks	$251,157	$130,000

Amortization expense for the six month periods ended June 30, 2012 and 2011 was $51,546 and $29,685, respectively.

7. INTANGIBLE ASSETS

As of December 31, 2011 and 2010, Intangible Assets consists of:

	December 31,
	2011	2010
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$492,147	$381,740
Accumulated Amortization	(112,568)	(48,668)
	$379,579	$333,072

Intangible assets not subject to amortization
Trademarks	130,000	130,000

Intangible asset amortization expense for the periods ended December 31, 2011 and 2010 was $66,735 and $21,539, respectively.